Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Before Income Taxes

Income before income taxes includes the following components (in thousands):

	Year Ended December 31,
	2014	2013	2012
Domestic	$15,523	$27,817	$19,934
Foreign	5,716	1,198	8,202

Total	$21,239	$29,015	$28,136

Income Tax Expenses (Benefit)

The following table summarizes the total income tax expense that the Company recorded, and the related effective tax rate, for the three and nine months ended September 30, 2015 and 2014 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Income tax expense	$5,625	$845	$9,757	$5,909
Effective tax rate	36.3%	13.9%	65.1%	31.5%

The income tax expense (benefit) is comprised of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Current
Federal	$—	$—	$—
State	250	1,116	1,105
Foreign	5,999	4,771	9,625
Deferred
Federal	5,502	7,733	7,976
State	(831)	98	(524)
Foreign	(5,879)	(1,511)	(5,425)
Change in valuation allowance	2,231	(483)	418

	$7,272	$11,724	$13,175

Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) consist of the following (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforward	$6,816	$6,760
Tax credits	1,082	551
Accrued liabilities	8,960	6,615
Stock compensation	16,621	11,143
Gift card deferred revenue and redemption liability	1,451	1,346
Other deferred revenue	1,413	1,304
Other	959	310

Total deferred tax assets	37,302	28,029
Deferred tax liabilities:
Intangible assets	(37,095)	(34,473)
Property and equipment	(12,170)	(6,530)
Prepaid expenses	(540)	(907)
Other	(1,339)	(536)

Total deferred tax liabilities	(51,144)	(42,446)
Valuation allowance	(2,463)	(362)

Net deferred tax liabilities	$(16,305)	$(14,779)

Summary of Operating Loss Carryforwards and Expiration

The following is a summary of the Company’s loss carryforwards and their expiration at December 31, 2013 and 2014, respectively (in thousands):

		December 31,
	Expiration	2014	2013
Federal loss carryforwards	2025-2034	$15,722	$8,474
State loss carryforwards	2025-2034	396	447
Federal research and development credit carryforwards	2027-2034	8,386	6,050
State research and development credit carryforwards	2034	1,857	498
Texas margin tax credit carryforwards	Indefinite	310	310
Foreign loss carryforwards	2018-Indefinite(1)	26,046	25,690
Foreign local loss carryforwards	2018-2020	517	686
Federal foreign tax credit carryforwards	2020-2024	1,351	1,342

(1)	Of the Company’s foreign net operating loss carryforwards, $11,697,000 will expire between 2018 and 2030 if not utilized, and $14,349,000 will carryforward indefinitely.

Reconciliation of Amount of Income Tax Expense Results from Applying Federal Statutory Income Tax Rate to Income (Loss) Before Income Taxes

The following is a reconciliation of the amount of the income tax expense that results from applying the federal statutory income tax rate to income before income taxes to the reported income tax expense (in thousands):

	Year Ended December 31,
	2014	2013	2012
Federal tax expense at statutory rate	$7,433	$10,155	$9,848
State taxes, net of federal tax benefit	(552)	958	647
Foreign tax rate differential	(2,166)	(1,191)	(2,481)
Deferred charges	1,908	1,959	1,582
Stock compensation	2,430	566	1,679
Research and development credit	(2,346)	(3,220)	—
Tax basis in Spanish intangibles	(2,770)	—	—
Non-deductible expenses	331	2,342	355
Other activity in unrecognized tax benefits	816	540	2,325
Other	(43)	98	(1,198)
Net increase (decrease) in valuation allowance	2,231	(483)	418

	$7,272	$11,724	$13,175

Aggregate Changes in Balance of Unrecognized tax benefits, Excluding Interest and Penalties

The aggregate changes in the balance of unrecognized tax benefits were as follows, excluding interest and penalties (in thousands):

(in thousands)	Year Ended December 31,
	2014	2013	2012
Balance, beginning of year	$7,555	$5,590	$3,658
Increases for tax positions related to the current year	2,130	1,013	1,815
Increases for tax positions related to prior years	2,166	1,702	1,135
Decreases for tax positions related to prior years	(556)	(369)	(739)
Reductions due to lapsed statute of limitations	(1,221)	(381)	(279)

Balance, end of year	$10,074	$7,555	$5,590

Schedule of Open Tax Years by Jurisdiction

Internationally, the following years remain open to examination:

Jurisdiction	Open Tax Years
Germany	2011-2014
France	2012-2014
Brazil	2009-2014
United Kingdom	2011-2014
Switzerland	2010-2014
Australia	2010-2014
Spain	2010-2014
Thailand	2013-2014
Singapore	2011-2014
New Zealand	2010-2014
Colombia	2013-2014
Italy	2013-2014